CONSOLIDATED BALANCE SHEETS - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Current assets:
Cash and cash equivalents	$ 582	$ 605
Restricted cash and other settlement deposits	1,537	1,211
Trade receivables, net	1,775	1,577
Inventories, net	993	1,094
Prepaid expenses and other current assets	720	855
Total current assets	5,607	5,342
Property, plant and equipment, net	1,598	1,567
Intangible assets, net	6,948	8,445
Goodwill	12,457	13,044
Deferred tax assets, net	2,252	2,137
Other non-current assets	340	664
Total assets	29,202	31,199
Current liabilities:
Accounts payable	407	337
Accrued and other current liabilities	4,791	4,576
Total current liabilities	5,198	4,913
Acquisition-related contingent consideration	202	216
Non-current portion of long-term debt	22,654	23,925
Deferred tax liabilities, net	529	528
Other non-current liabilities	653	1,012
Total liabilities	29,236	30,594
Commitments and contingencies (Notes 20 and 21)
Equity
Common shares, no par value, unlimited shares authorized, 359,405,748 and 355,422,347 issued and outstanding at December 31, 2021 and 2020, respectively	10,317	10,227
Additional paid-in capital	462	454
Accumulated deficit	(8,961)	(8,013)
Accumulated other comprehensive loss	(1,924)	(2,133)
Total Bausch Health Companies Inc. shareholders’ (deficit) equity	(106)	535
Noncontrolling interest	72	70
Total (deficit) equity	(34)	605
Total liabilities and (deficit) equity	$ 29,202	$ 31,199